Consolidated Statement of Cash Flows (USD $)	6 Months Ended		121 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Net loss	$ (65,854)	$ (477,571)	$ (886,433)
Accounts payable and accrued liabilities	9,434	155,100	178,365
Accrued compensation	30,000	180,000	360,000
Interest accrued	24,900	3,656	69,522
Net cash used by operating activities	(1,520)	(138,815)	(278,546)
Acquisition, net of cash acquired			53
Net cash provided by investing activities			53
Proceeds from notes payable		145,000	170,000
Loan from officer/shareholder			28,337
Loan from related party			50,609
Issuance of common stock			29,600
Net cash provided by financing activities		145,000	278,546
Increase in cash and cash equivalents	(1,520)	6,185	53
Cash and cash equivalents at beginning of period	1,573	53
Cash and cash equivalents at end of period	53	6,238	53
Interest paid
Income taxes paid